Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Line Items]
Disaggregation threshold	5.00%
Effective tax rate	46.09%	(114.71%)	79.99%
Tax reconciliation not required	statutory income tax rate
Statutory income tax	0.00%	0.00%	0.00%
Tax calculation not required	0%
Net operating loss carryforwards	$ 197,271,636
Valuation allowance	50,600,895	$ 34,628,089
Valuation allowance	15,972,806
Provision for foreign withholding taxes	404,869,725
Deferred tax liability foreign subsidiaries	63,108,985
Unrecognized tax benefits	725,232
Accrued penalties	48,503	21,148
Unrecognized tax benefits interest	45,302	36,253
Unrecognized tax benefits penalties	161,793	113,290
Unrecognized tax benefits interest expense	114,861	$ 69,559
Tax Year 2027 and 2034 [Member]
Income Taxes [Line Items]
Net operating loss carryforwards	28,574,864
Indefinite Expiration Term [Member]
Income Taxes [Line Items]
Net operating loss carryforwards	$ 3,922,898
Cayman Island [Member]
Income Taxes [Line Items]
Statutory income tax	0.00%
United States [Member]
Income Taxes [Line Items]
Provision for foreign withholding taxes	$ 171,461,993
Deferred tax liability foreign subsidiaries	51,438,598
Mainland China [Member]
Income Taxes [Line Items]
Net operating loss carryforwards	2,922,433
Provision for foreign withholding taxes	233,407,732
Deferred tax liability foreign subsidiaries	$ 11,670,387